Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share
Schedule of Basic and Diluted Loss per Share

	Year ended December 31
	2017	2016	2015
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$10,138	$16,002	$14,888

Weighted average number of ordinary shares in issue	27,398,169	24,970,585	20,309,596

Loss per ordinary share	$0.37	$0.64	$0.73